CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (178,218)	$ (402,542)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(1,645,906)	(13,316)
Changes in operating assets and liabilities:
Prepaid expenses	141,397	(188,617)
Other assets		(102,849)
Income taxes payable	395,019
Accrued expenses	422,039	243,343
Net cash used in operating activities	(865,669)	(463,981)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account to pay franchise taxes	286,610
Cash withdrawn from Trust Account in connection with redemption	93,419,442
Investment of cash in Trust Account		(116,725,000)
Net cash provided by (used in) investing activities	93,706,052	(116,725,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		113,850,000
Proceeds from sale of Private Units		4,615,000
Proceeds from promissory note - related party		200,000
Repayment of promissory note - related party		(200,000)
Payment of offering costs		(496,204)
Redemption of common stock	(93,419,442)
Extension payment	(135,440)
Net cash (used in) provided by financing activities	(93,554,882)	117,968,796
Net Change in Cash	(714,499)	779,815
Cash - Beginning of period	802,606	22,791
- End of period	88,107	802,606
Non-Cash investing and financing activities:
Initial classification of common stock subject to possible redemption		116,725,000
Remeasurement for common stock to redemption amount	$ 1,152,044	$ 7,799,173